Reconciliation of allowances and provisions on adoption of IFRS 9 (Detail 2) $ in Millions	Jan. 01, 2018 USD ($)
Explanation Of First Time Adoption Of IFRS9 [Line Items]
Additional Allowance Recognised In Profit Or Loss Allowance Account For Credit Losses Of Financial Assets	$ (357)	[1]
Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired
Explanation Of First Time Adoption Of IFRS9 [Line Items]
Additional Allowance Recognised In Profit Or Loss Allowance Account For Credit Losses Of Financial Assets	(148)	[1]
Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired
Explanation Of First Time Adoption Of IFRS9 [Line Items]
Additional Allowance Recognised In Profit Or Loss Allowance Account For Credit Losses Of Financial Assets	(193)	[1]
Lifetime Expected Credit Losses [Member] | Credit-impaired positions
Explanation Of First Time Adoption Of IFRS9 [Line Items]
Additional Allowance Recognised In Profit Or Loss Allowance Account For Credit Losses Of Financial Assets	(16)	[1],[2]
Total on-balance sheet financial assets in scope of ECL requirements
Explanation Of First Time Adoption Of IFRS9 [Line Items]
Additional Allowance Recognised In Profit Or Loss Allowance Account For Credit Losses Of Financial Assets	(282)	[1]
Cash and balances at central banks
Explanation Of First Time Adoption Of IFRS9 [Line Items]
Additional Allowance Recognised In Profit Or Loss Allowance Account For Credit Losses Of Financial Assets	0	[1]
Loans and advances to banks
Explanation Of First Time Adoption Of IFRS9 [Line Items]
Additional Allowance Recognised In Profit Or Loss Allowance Account For Credit Losses Of Financial Assets	(3)	[1]
Receivables from securities financing transactions
Explanation Of First Time Adoption Of IFRS9 [Line Items]
Additional Allowance Recognised In Profit Or Loss Allowance Account For Credit Losses Of Financial Assets	(2)	[1]
Cash collateral receivables on derivative instruments
Explanation Of First Time Adoption Of IFRS9 [Line Items]
Additional Allowance Recognised In Profit Or Loss Allowance Account For Credit Losses Of Financial Assets	0	[1]
Loans and advances to customers
Explanation Of First Time Adoption Of IFRS9 [Line Items]
Additional Allowance Recognised In Profit Or Loss Allowance Account For Credit Losses Of Financial Assets	(241)	[1],[3]
Other financial assets measured at amortized cost
Explanation Of First Time Adoption Of IFRS9 [Line Items]
Additional Allowance Recognised In Profit Or Loss Allowance Account For Credit Losses Of Financial Assets	(36)	[1]
Loans to financial advisors
Explanation Of First Time Adoption Of IFRS9 [Line Items]
Additional Allowance Recognised In Profit Or Loss Allowance Account For Credit Losses Of Financial Assets	84
Total off-balance sheet financial instruments and other credit lines
Explanation Of First Time Adoption Of IFRS9 [Line Items]
Additional Allowance Recognised In Profit Or Loss Allowance Account For Credit Losses Of Financial Assets	(76)	[1]
Guarantees
Explanation Of First Time Adoption Of IFRS9 [Line Items]
Additional Allowance Recognised In Profit Or Loss Allowance Account For Credit Losses Of Financial Assets	(8)	[1]
Loan commitments
Explanation Of First Time Adoption Of IFRS9 [Line Items]
Additional Allowance Recognised In Profit Or Loss Allowance Account For Credit Losses Of Financial Assets	(33)	[1]
Other credit lines
Explanation Of First Time Adoption Of IFRS9 [Line Items]
Additional Allowance Recognised In Profit Or Loss Allowance Account For Credit Losses Of Financial Assets	(35)	[1]
UBS AG
Explanation Of First Time Adoption Of IFRS9 [Line Items]
Additional Allowance Recognised In Profit Or Loss Allowance Account For Credit Losses Of Financial Assets	(357)	[1]
UBS AG | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired
Explanation Of First Time Adoption Of IFRS9 [Line Items]
Additional Allowance Recognised In Profit Or Loss Allowance Account For Credit Losses Of Financial Assets	(148)	[1]
UBS AG | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired
Explanation Of First Time Adoption Of IFRS9 [Line Items]
Additional Allowance Recognised In Profit Or Loss Allowance Account For Credit Losses Of Financial Assets	(193)	[1]
UBS AG | Lifetime Expected Credit Losses [Member] | Credit-impaired positions
Explanation Of First Time Adoption Of IFRS9 [Line Items]
Additional Allowance Recognised In Profit Or Loss Allowance Account For Credit Losses Of Financial Assets	(16)	[1],[4]
UBS AG | Total on-balance sheet financial assets in scope of ECL requirements
Explanation Of First Time Adoption Of IFRS9 [Line Items]
Additional Allowance Recognised In Profit Or Loss Allowance Account For Credit Losses Of Financial Assets	(282)	[1]
UBS AG | Cash and balances at central banks
Explanation Of First Time Adoption Of IFRS9 [Line Items]
Additional Allowance Recognised In Profit Or Loss Allowance Account For Credit Losses Of Financial Assets	0	[1]
UBS AG | Loans and advances to banks
Explanation Of First Time Adoption Of IFRS9 [Line Items]
Additional Allowance Recognised In Profit Or Loss Allowance Account For Credit Losses Of Financial Assets	(3)	[1]
UBS AG | Receivables from securities financing transactions
Explanation Of First Time Adoption Of IFRS9 [Line Items]
Additional Allowance Recognised In Profit Or Loss Allowance Account For Credit Losses Of Financial Assets	(2)	[1]
UBS AG | Cash collateral receivables on derivative instruments
Explanation Of First Time Adoption Of IFRS9 [Line Items]
Additional Allowance Recognised In Profit Or Loss Allowance Account For Credit Losses Of Financial Assets	0	[1]
UBS AG | Loans and advances to customers
Explanation Of First Time Adoption Of IFRS9 [Line Items]
Additional Allowance Recognised In Profit Or Loss Allowance Account For Credit Losses Of Financial Assets	(241)	[1],[5]
UBS AG | Other financial assets measured at amortized cost
Explanation Of First Time Adoption Of IFRS9 [Line Items]
Additional Allowance Recognised In Profit Or Loss Allowance Account For Credit Losses Of Financial Assets	(36)	[1]
UBS AG | Loans to financial advisors
Explanation Of First Time Adoption Of IFRS9 [Line Items]
Additional Allowance Recognised In Profit Or Loss Allowance Account For Credit Losses Of Financial Assets	84
UBS AG | Total off-balance sheet financial instruments and other credit lines
Explanation Of First Time Adoption Of IFRS9 [Line Items]
Additional Allowance Recognised In Profit Or Loss Allowance Account For Credit Losses Of Financial Assets	(76)	[1]
UBS AG | Guarantees
Explanation Of First Time Adoption Of IFRS9 [Line Items]
Additional Allowance Recognised In Profit Or Loss Allowance Account For Credit Losses Of Financial Assets	(8)	[1]
UBS AG | Loan commitments
Explanation Of First Time Adoption Of IFRS9 [Line Items]
Additional Allowance Recognised In Profit Or Loss Allowance Account For Credit Losses Of Financial Assets	(33)	[1]
UBS AG | Other credit lines
Explanation Of First Time Adoption Of IFRS9 [Line Items]
Additional Allowance Recognised In Profit Or Loss Allowance Account For Credit Losses Of Financial Assets	$ (35)	[1]

[1]	Includes stage 1 and stage 2 expected credit losses and additional stage 3 expected credit losses
[2]	The incremental increase in stage 3 allowances of USD 16 million arises from additional consideration of forward-looking scenarios under IFRS 9.
[3]	Includes the reversal of collective allowances of USD 13 million.
[4]	The incremental increase in stage 3 allowances of USD 16 million arises from additional consideration of forward looking scenarios under IFRS 9.
[5]	Includes the reversal of collective allowances of USD 13 million.